FINANCIAL RISK MANAGEMENT (Changes in Fair Value) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value beginning balance	$ 2,062,207
Financial assets, at fair value ending balance	1,760,403
Level 3
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value beginning balance	542
Financial assets, at fair value ending balance	229
Guarantee fund companies | Level 3
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value beginning balance	542
Disinvestment	(296)
Interest accrued	0
Changes in fair value	93
Reclassifications	0
Net foreign exchange gain	(110)
Financial assets, at fair value ending balance	$ 229